OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER LIABILITIES
Non-income taxes and surcharges payable	$ 5,463	¥ 35,544	¥ 65,406
Deferred revenues	955	6,214
Accrued offering costs	129	842	842
Customer rebates payable		0	25,594
Accrued expenses and others	455	2,953	11,665
Total	$ 7,002	¥ 45,553	¥ 103,507